THE ADVISORS' INNER CIRCLE FUND

                              EDGEWOOD GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 6, 2008
                                     TO THE
                        PROSPECTUSES DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INSTITUTIONAL SHARES AND RETAIL SHARES PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE INSTITUTIONAL SHARES AND RETAIL SHARES PROSPECTUSES.


The following paragraph replaces the paragraph under the heading "Information About Portfolio Holdings" on page 9 of the Institutional Class and Retail Class prospectuses:

         The Fund generally publishes a complete alphabetical list of its portfolio holdings on a quarterly basis, forty-five (45) days after the end of the quarter. The portfolio information described above can be found on the internet at http://sei2funds.seic.com/edgewood. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                EMC-SK-002-0100







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                         THE ADVISORS' INNER CIRCLE FUND

                              EDGEWOOD GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 6, 2008
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following paragraph replaces the third paragraph under the heading "Portfolio Holdings" on page S-27 of the SAI:

         The Fund provides information about its complete portfolio holdings on the internet at http://sei2funds.seic.com/edgewood. This information is provided on a quarterly basis, forty-five (45) days after the end of the quarter, and is publicly available to all shareholders until updated to reflect the next applicable period. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                EMC-SK-002-0100